Cash flow information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Segment profit / (loss)	$ 372,280	$ 299,635	$ 198,770
Financial results, net	63,805	63,537	278,516
Management fees	27,169	12,127	17,288
Cash Flow Information [Member]
Statement [Line Items]
Segment profit / (loss)	372,280	299,635	198,770
Income tax	117,193	94,879	(115,201)
Amortization and depreciation	23,904	21,684	19,685
(Gain) / loss from disposal of trading properties	(13,701)	4,089	(7,090)
(Gain) / loss from disposal of property, plant and equipment	(26)	(224)	3,392
Impairment of property, plant and equipment	21,592	0	0
Net (loss) / gain from fair value adjustment of investment properties	(190,239)	(25,474)	649,204
Gain from lease modification	0	(2,647)	0
Impairment of trading properties	11,940	25,540	0
(Gain) / loss from disposal of subsidiary and associates	0	(3,694)	2,541
Financial results, net	(84,539)	18,653	(354,913)
Provisions and allowances	42,405	33,703	47,468
Share of (profit)/ loss of associates and joint ventures	(39,446)	(35,912)	(61,356)
Management fees	27,169	12,127	17,288
Changes in net realizable value of agricultural products after harvest	(19,113)	(6,199)	(13,357)
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest	53,186	(82,621)	(44,796)
Gain from disposal of farmlands	(633)	(56,079)	(97,960)
Increase in inventories	(16,440)	(40,643)	(44,789)
Decrease / (increase) in trading properties	2,113	5,484	(1,220)
(Increase) / decrease in biological assets	(15,165)	104,958	122,330
(Increase) / decrease in trade and other receivables	(62,106)	(28,695)	186,547
Decrease in trade and other payables	(7,936)	(128,576)	(312,558)
(Decrease) / increase in salaries and social security liabilities	(3,426)	10,230	(17,959)
Decrease in provisions	(1,442)	(2,592)	(1,145)
Decrease in lease liabilities	(26,842)	(11,633)	(16,731)
Net variation in derivative financial instruments	353	1,975	10,048
Decrease in right of use assets	0	0	57
Net cash generated by operating activities before income tax paid	$ 191,081	$ 207,968	$ 168,255